S000089901 [Member] Expense Example - Stewart Investors Worldwide Leaders Fund - Select Shares	Jun. 16, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	$ 1,311